ORGANIZATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION
ORGANIZATION
1.	ORGANIZATION
General information
Bitdeer Technologies Holding Company (the “Company” or “Bitdeer”) is a limited liability company incorporated in the Cayman Islands on November 18, 2020. The address of its registered office is 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands.
The Company does not conduct any substantive operations on its own but conducts its primary operations through its subsidiaries. The Company and its subsidiaries (together, the “Group”) are principally engaged in the following business activities:
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Offering to its customers plan subscriptions, from which the customers receive computing service in quantity measured in hash rate and benefit from such service as a result of directing the computing service to mining pools and receiving cryptocurrency rewards (the “Cloud Hash Rate business”);

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Using the Group’s mining machines to provide computing power to mining pools in exchange for cryptocurrencies rewards (the “self-mining" business, formerly known as the proprietary mining business”); and

•	Providing dynamic hosting solutions in the Group’s mining datacenters (the “hosting business”, together with Cloud Hash Rate business and self-mining business, the “Bitdeer Business”).
Reorganization
Separation from Bitmain
For the year ended December 31, 2020, and the period from January 1, 2021 to January 26, 2021, the Bitdeer Business and the mining pool business, including the ownership of and registration right to the domain name btc.com (the “BTC.com Pool Business” or “BTC”), were operated through a number of entities controlled by BitMain Technologies Holding Company (collectively with its subsidiaries, “Bitmain”). The Company was created to separate the Bitdeer Business and the BTC.com Pool Business following a corporate reorganization of Bitmain to effectuate the separation. The separation from Bitmain resulted in the transfer of certain assets, liabilities and contracts related to the Bitdeer Business and the BTC.com Pool Business at their historical book values from Bitmain to the Company on January 26, 2021, when Bitmain distributed by way of dividend in kind the shares of the Company to the then existing Bitmain shareholders and the Company and its subsidiaries began to operate on a stand-alone basis.
Separation of the BTC.com Pool Business
In February 2021, the Group established Blockchain Alliance Technologies Holding Company (“Blockchain Alliance”) to separate the BTC.com Pool Business following a corporate reorganization of the Group to effectuate the separation. The separation was consummated on April 15, 2021, when the Group distributed by way of dividend in kind the shares of Blockchain Alliance to the then existing shareholders of the Group.